OTHER CURRENT FINANCIAL ASSETS - Breakdown of other current financial assets by related parties and third parties (Details) RM in Millions, $ in Millions, Rp in Billions	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	Rp 1,118			Rp 653
Escrow accounts	238			413
Mutual funds	302			281
Others	3			2
Total other current financial assets	1,661	$ 108		1,349
Allowance for expected credit losses
OTHER CURRENT FINANCIAL ASSETS
Total other current financial assets	0			0
Rupiah
OTHER CURRENT FINANCIAL ASSETS
Escrow accounts	214			383
Rupiah | Other (each below Rp100 billion)
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	85			18
Mutual funds	85			81
Others	3			0
US. Dollar
OTHER CURRENT FINANCIAL ASSETS
Escrow accounts	24	2		30	$ 2
US. Dollar | SCB
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	100	7		102	7
US. Dollar | Other (each below Rp100 billion)
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	32	2		32	2
Others				2	0
Malaysian ringgit | Other (each below Rp100 billion)
OTHER CURRENT FINANCIAL ASSETS
Others	0		RM 0	0		RM 0
BSI | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	118			100
BNI | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	160			80
BRI | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	255			50
Bank Mandiri | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	95			10
Bank Mandiri | US. Dollar
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	77	5		79	5
PT Henan Putihrai Asset Management ("HPAM") | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Mutual funds	217			200
Others related entities | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	10
United Overseas Bank Limited ("UOB Singapore") | US. Dollar
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	Rp 186	$ 12		Rp 182	$ 12